As filed with the Securities and Exchange Commission on August 18, 2014

Securities Act File No. 33-41694

Investment Company Act File No. 811-06352

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 183	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 194 (Check appropriate box or boxes)	☒

VOYA SERIES FUND, INC.

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr., Esq. Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 (Name and Address of Agent for Service)	With copies to: Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place 53 State Street Boston, Massachusetts 02109

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date), pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 183 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 183 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 18th day of August, 2014.

VOYA SERIES FUND, INC.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

Shaun P. Mathews*	President, Chief Executive Officer and Interested Director	August 18, 2014

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	August 18, 2014

Colleen D. Baldwin*	Director	August 18, 2014

John V. Boyer*	Director	August 18, 2014

Patricia W. Chadwick*	Director	August 18, 2014

Albert E. DePrince Jr.*	Director	August 18, 2014

Peter S. Drotch*	Director	August 18, 2014

J. Michael Earley*	Director	August 18, 2014

Russell H. Jones*	Director	August 18, 2014

Patrick W. Kenny*	Director	August 18, 2014

C-1

Joseph E. Obermeyer*	Director	August 18, 2014

Sheryl K. Pressler*	Director	August 18, 2014

Roger B. Vincent*	Director	August 18, 2014

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**

Powers of attorney for Shaun Mathews, Todd Modic and each Director dated May 22, 2013 were filed as an attachment to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on May 30, 2013 and incorporated herein by reference.

C-2

EXHIBIT INDEX

VOYA SERIES FUND, INC.

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

C-3